Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	350,000,000	350,000,000	350,000,000
Common shares, shares outstanding (in shares)	199,284,000	199,379,000	199,326,000